Equity - Class A of CT Risk Management, L.L.C. (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Purchase of noncontrolling interest		$ 0	$ 0	$ 131	$ 0	$ 5,592
Class A of CT
Class of Stock [Line Items]
Minority interest sold	$ 2,400			$ 2,400
Percent of distributions entitled to residual beneficiary, amount of excess of capital contributions	2.00%			2.00%
Purchase of noncontrolling interest				$ 100